DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Organization) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2016	Oct. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Cash			¥ 686,691	¥ 810,672	¥ 810,672		¥ 513,938
Amounts due from related party		¥ 9,938	6,942
Prepaid expenses and other current assets		171,466	155,707
Total current assets		925,574	1,333,519
Property and equipment, net		626,068	502,339
Long term investments		59,651	77,170
Deferred income tax assets		916	684
Other non-current assets		122,000	78,251
Total assets		1,878,047	2,018,427
Income taxes payable		71,847	67,333
Accrued expenses and other current liabilities		365,428	313,429
Amounts due to related parties including amounts due to WOFE for accrued service fees		872	216
Total current liabilities		1,300,421	744,589
Other non-current liabilities		5,983	4,329
Total liabilities		1,306,404	748,918
Net revenues				1,520,035
Net income (loss)		¥ (592,199)	(147)	226,120
Equity Method Investments, Percentage of Equity Acquired through Options		100.00%
Equity Method Investment, Ownership Percentage						13.90%
Proceeds from Collection of Loans Receivable		¥ 26,823	6,139	3,157
Tarena Entities [Member]
Variable Interest Entity [Line Items]
Cash		1,376	294
Amounts due from related party		34,335	33,744
Prepaid expenses and other current assets		617	1
Total current assets		36,328	34,039
Property and equipment, net		2,652
Long term investments		38,380	46,500
Other non-current assets		333	2,880
Total assets		78,609	84,103
Income taxes payable		3,398	3,052
Accrued expenses and other current liabilities		2,115	186
Amounts due to related parties including amounts due to WOFE for accrued service fees		89,884	78,665
Total current liabilities		95,397	81,903
Other non-current liabilities		267	267
Total liabilities		95,664	82,170
Net revenues		4,232
Net income (loss)		(16,900)	(11,597)	99
Net cash used in operating activities		1,540	(2,996)	(727)
Net cash used in investing activities		(24,083)	(29,380)	(11,886)
Net cash provided by financing activities		¥ 23,625	¥ 32,040	¥ 12,200
Mr. Han [Member] | Tarena Entities [Member]
Variable Interest Entity [Line Items]
Equity Method Investment, Ownership Percentage		68.90%
Mr. Li [Member] | Tarena Entities [Member]
Variable Interest Entity [Line Items]
Equity Method Investment, Ownership Percentage		0.10%
Loan Agreements [Member]
Variable Interest Entity [Line Items]
Debt Instrument, Initial Expiration Year		2026
Loan Agreements [Member] | Equity Holders [Member]
Variable Interest Entity [Line Items]
Debt Instrument, Face Amount		¥ 6,000
Shanghai Tarena Software Technology Co [Member]
Variable Interest Entity [Line Items]
Proceeds from Collection of Loans Receivable	¥ 1,000
Beijing Tarena Jinqiao Technology Co [Member]
Variable Interest Entity [Line Items]
Proceeds from Contributed Capital					¥ 3,000